Valuation of derivatives interest cost from labor obligations and other financial items net - Schedule of Valuation of Derivatives and Other Financial Items (Detail) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)
Disclosure of detailed information about financial instruments [abstract]
Gain (loss) in valuation of derivatives, net		$ (6,755,214)		$ 12,378,193		$ 4,432,023
Capitalized interest expense (Note 10 b)		1,527,259		1,771,613		2,233,358
Commissions		(1,071,935)		(1,135,082)		(2,820,477)
Interest cost of labor obligations (Note 18)		(14,375,520)		(13,105,693)		(11,377,054)
Interest expense on taxes		(243,075)		(59,032)		(516,522)
Dividend received (Note 4)		2,628,600		2,122,826		1,773,336
Gain on net monetary positions		4,876,842	$ 237	3,262,512	[1]	4,267,194	[1]
Other financial cost	[2]	(837,023)		(3,942,459)		(4,989,702)
Total with discontinued operations		$ (14,250,066)	$ (692)	$ 1,292,878	[1]	$ (6,997,844)	[1]

[1]	Restated for discontinued operations.
[2]	Includes disposals related to the sale of TracFone. See Note 2Ac.